Derivative financial instruments (Details) € in Millions, ¥ in Millions, £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) item	Dec. 31, 2024 USD ($) item		Dec. 31, 2023 USD ($)		Dec. 31, 2025 EUR (€) item	Dec. 31, 2025 GBP (£) item	Dec. 31, 2025 JPY (¥) item	Dec. 31, 2024 EUR (€) item	Dec. 31, 2024 JPY (¥) item
Derivative financial instruments
Net gain/(loss) on net investment hedge	$ 129	$ (22)	[1]	$ 136	[1]
Fair value hedge
Derivative financial instruments
Number of hedges | item	2	0				2	2	2	0	0
Hedge ratio	1
Gain (loss) on hedging instrument	$ (5)
Gain (loss) on hedged item	7
Gain (loss) due to ineffectiveness	$ 2
Fair value hedge | €600m bond due June 2030
Derivative financial instruments
Amount of hedged item | €						€ 600
Fair value hedge | £400m bond due June 2032
Derivative financial instruments
Amount of hedged item | £							£ 400
Net investment hedge
Derivative financial instruments
Hedge ratio	1
Gain (loss) due to ineffectiveness	$ 0	$ 0
Net gain/(loss) on net investment hedge	129	(22)		$ 136
Net investment hedge | US dollar
Derivative financial instruments
Amount of hedged item	$ 1,712	$ 2,310
Net investment hedge | Euro
Derivative financial instruments
Amount of hedged item | €						€ 434			€ 315
Net investment hedge | JPY
Derivative financial instruments
Amount of hedged item | ¥								¥ 2,055		¥ 2,055
Net investment hedge | Cross-currency swaps | US dollar
Derivative financial instruments
Hedge ratio	1	1
Nominal amount of hedging instrument	1,627	1,627
Gain (loss) on hedging instrument	$ 127	$ (6)
Gain (loss) on hedged item	$ 127	$ (6)
Net investment hedge | Cross-currency swaps | JPY
Derivative financial instruments
Hedge ratio	1	1
Nominal amount of hedging instrument	13	13
Gain (loss) on hedging instrument	$ 1	$ (1)
Gain (loss) on hedged item	$ 1	$ (1)
Net investment hedge | Cross-currency swaps notional | US dollar
Derivative financial instruments
Nominal amount of hedging instrument	1,627	1,627
Net investment hedge | Cross-currency swaps notional | JPY
Derivative financial instruments
Nominal amount of hedging instrument | ¥								2,000		2,000
Net investment hedge | Cross-currency swaps future interest cash flow | US dollar
Derivative financial instruments
Nominal amount of hedging instrument	85	137
Net investment hedge | Cross-currency swaps future interest cash flow | JPY
Derivative financial instruments
Nominal amount of hedging instrument | ¥								55		55
Net investment hedge | Loan notional | US dollar
Derivative financial instruments
Hedge ratio		1
Nominal amount of hedging instrument	0	547
Gain (loss) on hedging instrument		$ 8
Gain (loss) on hedged item		$ 8
Net investment hedge | Bonds | Euro
Derivative financial instruments
Hedge ratio	1	1
Nominal amount of hedging instrument	509	327				434			315
Gain (loss) on hedging instrument	$ (22)	$ 20
Gain (loss) on hedged item	$ (22)	$ 20

[1]	Refer to foreign currency translation in material accounting policies section.